Income Tax Benefit (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax Benefit
Profit from continuing operations before income tax expense	$ (3,010,929)	$ (6,804,154)	$ (7,068,767)
Tax at the Australian tax rate of 27.5% (2017 - 27.5%, 2016 – 30%)	(828,005)	(1,871,142)	(1,316,900)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Non-deductible amounts associated with R&D rebates	(508,509)	(433,212)	(1,465,625)
Non-allowable expenses	796,398	1,681,990	402,618
Deferred tax assets relating to tax losses not recognized	540,116	622,364	2,379,907
Income tax expense